Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Loans Receivable, Net [Abstract]
Schedule of Loans Receivable, Net

Loans receivable, net is comprised of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	USD
Loans receivable, current portion
Franchisees	381,417,382	376,740,608	53,873,190
Third parties	39,000,000	39,000,000	5,576,926
Less: allowances of credit losses	(334,953,915)	(376,942,275)	(53,902,028)
Total	85,463,467	38,798,333	5,548,088

Loans receivable, non-current portion
Franchisees	22,771,354	19,559,368	2,796,952
Less: allowances of credit losses	(7,399,116)	(7,524,543)	(1,075,995)
Total	15,372,238	12,034,825	1,720,957

Schedule of Aging of Past-Due Loans Receivables

The following table presents the aging of past-due gross loans receivable as of December 31, 2024 and 2025:

	1 to 3 months past due	4 to 6 months past due	7 to 12 months past due	Over 1 year past due	Total
	RMB	RMB	RMB	RMB	RMB
December 31, 2024	34,445,795	32,464,971	55,303,739	266,000,526	388,215,031
December 31, 2025	5,048,385	4,120,609	19,441,513	372,326,957	400,937,464
December 31, 2025 (USD)	721,909	589,239	2,780,099	53,242,047	57,333,294

Schedule of Movement of Allowance For Loans Receivable

Movement of allowance for loans receivable for the years ended December 31, 2024 and 2025 are as follows:

	2023	2024	2025
	RMB	RMB	RMB	USD
Balance of the beginning of the year	279,317,673	316,890,848	342,353,031	48,955,832
Effect on the opening balance of adoption of ASU 2016-03	22,176,502	-	-	-
Provision	15,396,673	25,462,183	42,113,787	6,022,191
Balance of the end of the year	316,890,848	342,353,031	384,466,818	54,978,023
Evaluated for impairment on an individual basis	116,302,348	109,047,517	117,253,726	16,767,060